UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                    11111 Santa Monica Boulevard, Suite 1550
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2004


                                                      NUMBER              VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                    OF SHARES            (000)
--------------------------------------------------------------------------------
COMMON STOCK

AUSTRALIA -- 0.2%
         Macquarie Airports Management               1,382,523       $    3,394
--------------------------------------------------------------------------------
CANADA -- 2.7%
         Celestica*                                  1,967,643           27,686
         Manulife Financial                            808,297           37,282
--------------------------------------------------------------------------------
                                                                         64,968
--------------------------------------------------------------------------------
FRANCE -- 11.4%
         AXA                                         1,625,727           40,068
         BNP Paribas                                   454,530           32,844
         Carrefour                                     515,171           24,472
         France Telecom                              1,186,755           39,192
         Sanofi-Aventis                                774,369           61,729
         Total                                         122,787           26,750
         Vinci                                         341,554           45,749
--------------------------------------------------------------------------------
                                                                        270,804
--------------------------------------------------------------------------------
GERMANY -- 3.0%
         Depfa Bank                                  1,797,792           30,100
         Deutsche Post*                              1,143,996           26,210
         Heidelberger Druckmaschinen*                  452,060           15,322
--------------------------------------------------------------------------------
                                                                         71,632
--------------------------------------------------------------------------------
HONG KONG -- 3.8%
         China Netcom Group Corp Hong Kong*         11,444,000           15,534
         Henderson Land Development                  7,646,648           39,747
         PetroChina                                 63,926,000           34,133
--------------------------------------------------------------------------------
                                                                         89,414
--------------------------------------------------------------------------------
IRELAND -- 3.0%
         Allied Irish Banks                          1,993,326           41,456
         CRH                                         1,086,082           28,977
--------------------------------------------------------------------------------
                                                                         70,433
--------------------------------------------------------------------------------
ITALY -- 1.1%
         Enel                                        2,675,680           26,226
--------------------------------------------------------------------------------
JAPAN -- 10.0%
         Acom                                          247,410           18,530
         Canon                                         650,600           35,131
         Honda Motor                                   763,000           39,562
         Konica Minolta Holdings                     2,154,900           28,617
         Promise                                       673,600           48,147
         Takefuji                                      715,330           48,406


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                                       1

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2004


                                                      NUMBER              VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                    OF SHARES            (000)
--------------------------------------------------------------------------------
JAPAN -- (CONTINUED)
         Yamanouchi Pharmaceutical                     492,500       $   19,188
--------------------------------------------------------------------------------
                                                                        237,581
--------------------------------------------------------------------------------
NETHERLANDS -- 8.9%
         ABN AMRO Holding                            1,228,085           32,449
         ING Groep                                   1,465,493           44,225
         Koninklijke Philips Electronics             1,532,467           40,533
         Royal Dutch Petroleum                         289,588           16,626
         TPG                                         1,702,877           46,126
         Unilever                                      156,170           10,444
         Vedior                                      1,310,185           21,297
--------------------------------------------------------------------------------
                                                                        211,700
--------------------------------------------------------------------------------
NEW ZEALAND -- 1.6%
         Telecom Corporation of New Zealand          8,711,011           38,449
--------------------------------------------------------------------------------
NORWAY -- 1.4%
         Telenor ASA                                 3,510,401           31,837
--------------------------------------------------------------------------------
PORTUGAL -- 1.2%
         Portugal Telecom SGPS                       2,202,812           27,176
--------------------------------------------------------------------------------
SINGAPORE -- 1.4%
         Creative Technology                           557,997            8,345
         United Overseas Bank                        2,971,629           25,134
--------------------------------------------------------------------------------
                                                                         33,479
--------------------------------------------------------------------------------
SOUTH KOREA -- 4.3%
         KT                                            497,210           19,935
         Samsung Electronics                           123,473           53,738
         SK Telecom                                    153,617           29,236
--------------------------------------------------------------------------------
                                                                        102,909
--------------------------------------------------------------------------------
SPAIN -- 6.7%
         Altadis                                       817,789           37,362
         Amadeus Global Travel Distribution          4,503,769           46,220
         Enagas                                      2,469,248           40,840
         Telefonica                                  1,865,832           35,059
--------------------------------------------------------------------------------
                                                                        159,481
--------------------------------------------------------------------------------
SWITZERLAND -- 6.7%
         Credit Suisse Group                           829,686           34,813
         Geberit                                        26,725           19,519
         Novartis                                      589,058           29,629
         SIG Holding                                    42,243            9,641
         Syngenta                                      239,762           25,424


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                                       2

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2004


                                                      NUMBER              VALUE
CAUSEWAY INTERNATIONAL VALUE FUND                    OF SHARES            (000)
--------------------------------------------------------------------------------
SWITZERLAND -- (CONTINUED)
         Zurich Financial Services                     238,170       $   39,639
--------------------------------------------------------------------------------
                                                                        158,665
--------------------------------------------------------------------------------
UNITED KINGDOM -- 27.5%
         Aviva                                       3,323,083           40,023
         BAA                                         3,044,970           34,104
         BAE Systems                                 7,504,287           33,173
         Barratt Developments                        1,148,200           13,091
         BOC Group                                   1,713,101           32,640
         British Airways*                            3,790,506           17,083
         British American Tobacco                    2,349,516           40,440
         BT Group                                    8,472,502           32,985
         Diageo                                      1,878,022           26,760
         Firstgroup                                  2,370,635           15,856
         GlaxoSmithKline                             2,020,986           47,363
         Kingfisher                                  5,817,611           34,559
         Lloyds TSB Group                            3,962,980           35,949
         Reed Elsevier                               3,167,251           29,186
         Reuters Group                               4,202,375           30,424
         Royal Bank of Scotland Group                1,380,619           46,389
         Shell Transport & Trading                   4,447,184           37,868
         Unilever                                    4,447,310           43,626
         Vodafone Group                             14,965,855           40,541
         Wolseley                                    1,105,523           20,640
--------------------------------------------------------------------------------
                                                                        652,700
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
(COST $1,833,755) -- 94.9%                                            2,250,848
--------------------------------------------------------------------------------
CASH EQUIVALENT
         Bank of New York Cash Reserve Fund        102,132,165         102,132
                                                                     -----------
TOTAL CASH EQUIVALENT
(COST $102,132) -- 4.3%                                                 102,132
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
(COST $1,935,887)+ -- 99.2%                                          $2,352,980
--------------------------------------------------------------------------------
Percentages are based on Net Assets of $2,371,884,981.
* Non-income producing security.
Country determined by registration, location of headquarters or primary listing.

+ At December 31, 2004, the tax basis cost of the Fund's investments was $1,935,887,385, and the unrealized appreciation and depreciation were $418,912,067 and $(1,818,880), respectively.


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

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2004


As of December 31, 2004, the following forward foreign currency contracts were outstanding:
                                    Contracts                       Unrealized
        Maturity                   to Deliver/         In          Appreciation
          Date                       Receive       Exchange For   (Depreciation)
--------------------------------------------------------------------------------
FOREIGN CURRENCY PURCHASES:
    01/4/05-01/06/05     AD           227,755        176,362        $  1,653
        01/05/05         CD         1,546,790       1,284,454          3,322
    01/03/05-01/04/05    CF         3,335,164       2,944,361        (16,149)
    01/04/05-01/05/05    EU         8,119,936      11,074,065        (65,589)
        01/05/05         UK         5,498,135      10,594,796        (54,324)
    01/03/05-01/04/05    HK        13,779,619       1,771,916          1,422
        01/06/05         JP       480,175,704       4,634,319         56,499
        01/06/05         NZ         1,052,756         753,562          1,432
        01/04/05         SG           814,470         497,584          1,662
--------------------------------------------------------------------------------
                                                                    $(70,072)
--------------------------------------------------------------------------------
FOREIGN CURRENCY SALES:
        01/04/05         UK            76,477         146,542            (83)
--------------------------------------------------------------------------------
                                                                    $    (83)
--------------------------------------------------------------------------------

     CURRENCY LEGEND
                    AD Australian Dollar
                    CD Canadian Dollar
                    CF Swiss Francs
                    EU Euro
                    HK Hong Kong Dollar
                    JP Japanese Yen
                    NZ New Zealand Dollar
                    SG Singapore Dollar
                    UK British Pound Sterling

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.









CCM-QH-001-0200


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                                       4

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Causeway Capital Management Trust

By (Signature and Title)*                  /S/ Turner Swan
                                           ----------------------
                                           Turner Swan, President

Date: February 7, 2005





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /S/ Turner Swan
                                           ----------------------
                                           Turner Swan, President

Date: February 7, 2005


By (Signature and Title)*                  /S/ Peter Golden
                                           -----------------------
                                           Peter Golden, Treasurer
Date: February 7, 2005

* Print the name and title of each signing officer under his or her signature.